Consolidated VIEs and Noncontrolling Interests - WeWork Partnership (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 21, 2021	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Conversion to common stock			$ 8,633
Chief Executive Officer
Variable Interest Entity [Line Items]
Conversion to common stock (in shares)	19,896,032
Distribution threshold (in usd per share)	$ 10.38
Catch-up base amount (in usd per share)	$ 0.00
Conversion to common stock	$ 234
Net loss allocated to shareholder		$ 56	$ 16
Chief Executive Officer | WeWork Partnership
Variable Interest Entity [Line Items]
Noncontrolling interest ownership		2.72%	2.74%